UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Item 1. Schedule of Investments.

All Terrain Opportunity Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 9.1%
	Communications – 1.2%
325	Alphabet, Inc. - Class A*	$384,222

	Consumer Discretionary – 3.1%
300	Amazon.com, Inc.*	435,267
2,000	Home Depot, Inc.	401,800
2,500	TJX Cos., Inc.	200,800
		1,037,867
	Consumer Staples – 0.6%
1,000	Costco Wholesale Corp.	194,870

	Financials – 0.5%
2,200	Intercontinental Exchange, Inc.	162,448

	Materials – 2.0%
4,300	Franco-Nevada Corp.[1]	328,477
3,000	PPG Industries, Inc.	356,190
		684,667
	Technology – 1.7%
6,000	Microsoft Corp.	570,060

	Total Common Stocks (Cost $2,816,681)	3,034,134

	Exchange-Traded Funds – 22.7%
	Equity Funds – 20.0%
11,000	Consumer Staples Select Sector SPDR Fund	636,020
5,000	ETFMG Prime Cyber Security ETF	165,900
6,000	iShares Core MSCI Emerging Markets ETF	368,640
11,000	Real Estate Select Sector SPDR Fund	355,410
5,000	SPDR Portfolio Emerging Markets ETF	207,800
15,000	SPDR S&P 500 ETF Trust[2]	4,228,500
3,500	Utilities Select Sector SPDR Fund	178,640
3,000	Vanguard Financials ETF	222,120
4,000	Vanguard High Dividend Yield ETF	356,600
		6,719,630
	Fixed Income Funds – 2.7%
30,000	VanEck Vectors Fallen Angel High Yield Bond ETF	903,300

	Total Exchange-Traded Funds (Cost $7,431,790)	7,622,930

	Mutual Funds – 62.2%
	Equity Funds – 6.2%
44,112	MFS International Value Fund - Class I	2,068,419

All Terrain Opportunity Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Mutual Funds (Continued)
	Fixed Income Funds – 56.0%
757,248	PIMCO Income Fund - Class Institutional	$9,329,292
1,050,993	PIMCO Low Duration Income Fund - Class Institutional	8,996,499
84,175	Vanguard High-Yield Corporate Fund - Admiral Shares	497,475
		18,823,266
	Total Mutual Funds (Cost $20,554,736)	20,891,685

	Short-Term Investments – 3.2%
1,089,325	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 1.18%[3]	1,089,325

	Total Short-Term Investments (Cost $1,089,325)	1,089,325

	Total Investments –97.2% (Cost $31,892,532)	32,638,074
	Other Assets in Excess of Liabilities – 2.8%	947,399

	Total Net Assets –100.0%	$33,585,473

ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	All or a portion of this security is segregated as collateral for securities sold short.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

All Terrain Opportunity Fund

NOTES TO SCHEDULE OF INVESTMENTS

January 31, 2018 (Unaudited)

Note 1 – Organization

The All Terrain Opportunity Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to provide capital appreciation with positive returns in all market conditions. The Fund commenced investment operations on November 3, 2014, with three classes of shares: Class A, Class C and Class I. Class I shares were liquidated on December 4, 2015. Class C shares were re-designated to Class I shares on August 29, 2016, and were subsequently liquidated on September 30, 2016. Class A shares were re-designated to Institutional Class on September 16, 2016.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

All Terrain Opportunity Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

January 31, 2018 (Unaudited)

(c) Options

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(d) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

(e) Unaffiliated Investment Companies

The Fund invests a significant amount (28.6% of its net assets as of January 31, 2018) in the PIMCO Income Fund’s Institutional Class (“PIMIX”). The primary investment objective of the PIMCO Income Fund is to maximize current income. Long-term capital appreciation is its secondary objective. PIMIX’s fiscal year end is March 31. Per the annual report ended March 31, 2017, the net assets of PIMIX Fund were $79,494,066,000. PIMIX had a total return of 9.90%, expenses ratio of 0.48%, and net investment income ratio of 4.73%. A copy of the PIMCO Income Fund‘s annual report can be found at www.pimco.com.

The Fund invests a significant amount (27.6% of its net assets as January 31, 2018) in the PIMCO Low Duration Fund’s Institutional Class (“PFIIX”). The primary investment objective of the PIMCO Low Duration Fund is to maximize current income. Long-term capital appreciation is its secondary objective. PFIIX’s fiscal year end is March 31. Per the annual report ended March 31, 2017, the net assets of PFIIX Fund were $446,525,000. PFIIX had a total return of 14.45%, expenses ratio of 0.61%, and net investment income ratio of 4.23%. A copy of the PIMCO Low Duration Fund‘s annual report can be found at at www.pimco.com.

All Terrain Opportunity Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

January 31, 2018 (Unaudited)

Note 3 – Federal Income Taxes

At January 31, 2018, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$31,910,112

Gross unrealized appreciation	$767,478
Gross unrealized depreciation	(39,516)
Net unrealized appreciation on investments	$727,962

The differences between cost amounts for financial statement and federal income tax purposes are due primarily to wash sale loss deferrals.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

All Terrain Opportunity Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

January 31, 2018 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2018, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$3,034,134	$-	$-	$3,034,134
Exchange-Traded Funds[1]	7,622,930	-	-	7,622,930
Mutual Funds[1]	20,891,685	-	-	20,891,685
Short-Term Investments	1,089,325	-	-	1,089,325
Total Investments	$32,638,074	$-	$-	$32,638,074

*	The Fund did not hold any Level 2 or 3 securities at period end.
[1]	All common stocks, exchange-traded funds, and mutual funds held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, and exchange-traded funds or mutual funds by asset classification, please refer to the Schedule of Investments.

Transfers between Levels 1, 2, and 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust II

By:	/s/ Terrance Gallagher
Title:	Terrance Gallagher, President
Date:	4/2/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Terrance Gallagher
(Signature and Title)	Terrance Gallagher, President
Date:	4/2/2018

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer
Date:	4/2/2018

*	Print the name and title of each signing officer under his or her signature.